Income taxes - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Current tax benefit directly recognized in equity	€ 700,000	€ 300,000		€ 0
Effective tax rate	(1.10%)	(0.90%)	(0.90%)	(0.20%)
Tax effect of tax losses	€ 325,000,000		$ 182.3	€ 95,700,000
Deferred tax assets	(387,529)	€ (259,803)			$ (0.4)
Unrecognized deferred tax assets	€ 11,000,000	€ 8,700,000		€ 23,800,000
Dutch tax law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Percentage of amount of offset will limited to taxable income	50.00%
Tax effect from change in taxable income	€ 1,000,000
Swiss tax Law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax loss carry forwards Year	7 years